Taxes recoverable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes Recoverable Brazil [Abstract]
IPI	R$ 18,226	R$ 38,909	R$ 23,996
Value-added tax on sales and services (ICMS) - normal operations	483,248	495,339	403,842
ICMS - credits from PP&E	140,904	125,145	121,954
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations	22,389	32,823	69,431
PIS and COFINS - credits from PP&E	223,297	253,503	230,030
Income tax and social contribution (IR and CSL)	691,697	605,058	958,567
REINTEGRA program	102,166	53,129	274,654
Federal supervenience	140,537	155,533	173,436
Other	4,322	1,046	14,281
Foreign subsidiaries
Value-added tax ("IVA")	92,119	132,152	277,751
Income tax (IR)	46,939	19,103	80,600
Other	4,021	2,628	1,559
Total	1,969,865	1,914,368	2,630,101
Current assets	982,629	826,015	1,312,341
Non-current assets	987,236	1,088,353	1,317,760
Total	R$ 1,969,865	R$ 1,914,368	R$ 2,630,101